UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-6155
American National Investment Accounts, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  December 31

Reporting period:  June 30, 2004


ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT

AMERICAN NATIONAL INVESTMENT ACCOUNTS INC.


-   GROWTH PORTFOLIO
-   EQUITY INCOME PORTFOLIO
-   BALANCED PORTFOLIO
-   MONEY MARKET PORTFOLIO
-   GOVERNMENT BOND PORTFOLIO
-   SMALL-CAP/MID-CAP PORTFOLIO
-   HIGH YIELD BOND PORTFOLIO
-   INTERNATIONAL STOCK PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

FORM 9429S
08/04

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
                               2450 South Shore Boulevard, League City, TX 77573


             The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. All investors are advised to consider the investment objectives, risks, and charges and expenses of the investment companies carefully before investing. The prospectus contains this and other information about the investment companies. You should read it carefully before investing.

       A description of the policies and procedures that the fund uses to determine how to vote proxies is available (1) without charge upon calling 1-800-231-4639 and (2) on the SEC's website at www.sec.gov.

                 (This page has been left blank intentionally.)

                                    DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                 Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                  LEGAL COUNSEL
                           Greer, Herz & Adams, L.L.P.
                                 One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS  June 30, 2004  (Unaudited)

GROWTH PORTFOLIO

                                                        SHARES          VALUE
COMMON STOCK

AEROSPACE & DEFENSE--2.71%
Boeing Company                                              3,900   $      199,251
Honeywell International Incorporated                        7,500          274,725
                                                                    --------------
                                                                           473,976

AUTOMOBILES--1.68%
Ford Motor Company                                          5,722           89,549
General Motors Corporation                                  3,200          149,088
Harley-Davidson, Incorporated                                 900           55,746
                                                                    --------------
                                                                           294,383

BANKS--7.38%
Bank of America Corporation                                 4,900          414,638
PNC Financial Services Group                                4,300          228,244
U.S. Bancorp                                               13,078          360,430
Wells Fargo & Company                                       5,000          286,150
                                                                    --------------
                                                                         1,289,462

BEVERAGES--3.13%
Anheuser-Busch Companies, Incorporated                      2,600          140,400
Coca-Cola Company                                           4,300          217,064
PepsiCo, Incorporated                                       3,500          188,580
                                                                    --------------
                                                                           546,044

BIOTECHNOLOGY--2.42%
Amgen Incorporated *                                        2,600          141,882
Genentech, Incorporated *                                   5,000          281,000
                                                                    --------------
                                                                           422,882

BUILDING PRODUCTS--0.76%
American Standard Companies Incorporated *                  3,300          133,023

CHEMICALS--1.33%
Dow Chemical Company (The)                                  2,400           97,680
E.I. du Pont de Nemours and Company                         1,500           66,630
PPG Industries, Incorporated                                1,100           68,739
                                                                    --------------
                                                                           233,049

COMMERCIAL SERVICES & SUPPLIES--1.36%
H & R Block, Incorporated                                   2,200          104,896
Kroll Incorporated *                                        3,600          132,768
                                                                    --------------
                                                                           237,664

COMMUNICATION EQUIPMENT--2.45%
Cisco Systems, Incorporated *                              11,600          274,920
Motorola, Incorporated                                      8,400          153,300
                                                                    --------------
                                                                           428,220

COMPUTERS & PERIPHERALS--3.65%
Computer Associates International, Incorporated             1,000   $       28,060
Dell Incorporated *                                         4,400          157,608
EMC Corporation *                                           8,200           93,480
Hewlett-Packard Company                                     5,200          109,720
International Business Machines Corporation                 2,500          220,375
Sun Microsystems, Incorporated *                            6,400           27,776
                                                                    --------------
                                                                           637,019

CONTAINERS & PACKAGING--0.55%
Sealed Air Corporation *                                    1,800           95,886

DIVERSIFIED FINANCIALS--6.55%
Citigroup, Incorporated                                     9,500          441,750
J.P. Morgan Chase & Company                                 8,450          327,607
Morgan Stanley                                              7,000          369,390
Piper Jaffray Companies, Incorporated *                       130            5,880
                                                                    --------------
                                                                         1,144,627

DIVERSIFIED TELECOMMUNICATION
  SERVICES--2.65%
Alltel Corporation                                          1,100           55,682
BellSouth Corporation                                       4,500          117,990
SBC Communications Incorporated                             5,200          126,100
Verizon Communications Incorporated                         2,300           83,237
Vodaphone Group PLC ADR                                     3,600           79,560
                                                                    --------------
                                                                           462,569

ELECTRIC UTILITIES--1.52%
Dominion Resources, Incorporated                              500           31,540
Exelon Corporation                                          2,400           79,896
Southern Company (The)                                      2,600           75,790
Wisconsin Energy Corporation                                2,400           78,264
                                                                    --------------
                                                                           265,490

ELECTRICAL EQUIPMENT & INSTRUMENTS--0.30%
Agilent Technologies, Incorporated *                          600           17,568
Jabil Circuit, Incorporated *                                 500           12,590
Molex Incorporated                                            300            9,624
Thermo Electron Corporation *                                 400           12,296
                                                                    --------------
                                                                            52,078

ENERGY EQUIPMENT & SERVICES--0.65%
Schlumberger Limited                                        1,800          114,318

FOOD PRODUCTS--2.33%
ConAgra Foods, Incorporated                                 5,800          157,064
McCormick & Company, Incorporated                           5,100          173,400
Sensient Technologies Corporation                           3,600           77,328

                                                                    --------------
                                                                           407,792

                                                        SHARES          VALUE
COMMON STOCK

FOOD & DRUG RETAILING--3.17%
SUPERVALU Incorporated                                      5,700   $      174,477
Wal-Mart Stores, Incorporated                               7,200          379,872
                                                                    --------------
                                                                           554,349

GAS--0.76%
El Paso Corporation                                         4,300           33,884
Kinder Morgan, Incorporated                                   900           53,361
Sempra Energy                                               1,300           44,759
                                                                    --------------
                                                                           132,004

GOVERNMENT AGENCY--1.09%
Federal Home Loan Mortgage Corporation                      3,000          189,900

HEALTH CARE EQUIPMENT &
  SUPPLIES--2.31%
Beckman Coulter, Incorporated                               3,200          195,200
Medtronic, Incorporated                                     3,200          155,904
Zimmer Holdings, Incorporated *                               600           52,920
                                                                    --------------
                                                                           404,024

HEALTH CARE PROVIDERS & SERVICES--0.61%
McKesson Corporation                                        3,100          106,423

HOTELS, RESTAURANTS & LEISURE--1.68%
Fairmont Hotels & Resorts Incorporated                      1,100           29,645
Starwood Hotels & Resorts Worldwide,
  Incorporated                                              5,900          264,615
                                                                    --------------
                                                                           294,260

HOUSEHOLD DURABLES--0.65%
Stanley Works (The)                                         2,500          113,950

HOUSEHOLD PRODUCTS--3.10%
Kimberly-Clark Corporation                                  2,600          171,288
Newell Rubbermaid Incorporated                              2,800           65,800
Procter & Gamble Company                                    5,600          304,864
                                                                    --------------
                                                                           541,952

INDUSTRIAL CONGLOMERATES--4.46%
3M Company                                                  1,300          117,013
Danaher Corporation                                         3,200          165,920
General Electric Company                                   15,300          495,720
                                                                    --------------
                                                                           778,653

INFORMATION TECHNOLOGY CONSULTING &
  SERVICES--0.72%
Automatic Data Processing, Incorporated                     1,700           71,196
Electronic Data Systems Corporation                         1,500           28,725
SunGard Data Systems Incorporated *                         1,000           26,000
                                                                    --------------
                                                                           125,921

INSURANCE--4.78%
American International Group, Incorporated                  4,916   $      350,412
Brown & Brown, Incorporated                                 3,200          137,920
Prudential Financial, Incorporated                          7,000          325,290
St. Paul Travelers Companies, Incorporated                    546           22,135
                                                                    --------------
                                                                           835,757

MACHINERY--0.98%
Ingersoll-Rand Company (Class A)                            2,500          170,775

MEDIA--3.35%
Comcast Corporation (Special Class A) *                     3,400           95,302
Omnicom Group Incorporated                                    500           37,945
Time Warner Incorporated *                                  6,700          117,786
Viacom Incorporated (Class B)                               2,700           96,444
Walt Disney Company (The)                                   9,300          237,057
                                                                    --------------
                                                                           584,534

MISCELLANEOUS--0.99%
Nasdaq-100 Index Tracking Stock                             4,600          173,650

MULTI-LINE RETAIL--0.39%
Target Corporation                                          1,600           67,952

OFFICE ELECTRONICS--0.12%
Xerox Corporation *                                         1,400           20,300

OIL & GAS--4.59%
Anadarko Petroleum Corporation                              1,400           82,040
BP PLC ADR                                                  3,800          203,566
ChevronTexaco Corporation                                   1,500          141,165
Royal Dutch Petroleum Company ADR                           4,100          211,847
Unocal Corporation                                          4,300          163,400
                                                                    --------------
                                                                           802,018

PAPER & FOREST PRODUCTS--0.26%
International Paper Company                                 1,000           44,700

PHARMACEUTICALS--6.18%
Bristol-Myers Squibb Company                                2,500           61,250
Johnson & Johnson                                           5,500          306,350
Merck & Company, Incorporated                               2,700          128,250
Pfizer, Incorporated                                       13,745          471,179
Watson Pharmaceuticals, Incorporated *                      2,200           59,180
Wyeth                                                       1,500           54,240
                                                                    --------------
                                                                         1,080,449

                                                        SHARES          VALUE
COMMON STOCK

SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.35%
Analog Devices, Incorporated                                  500   $       23,540
Intel Corporation                                          12,000          331,200
KLA-Tencor Corporation *                                      400           19,752
Linear Technology Corporation                                 500           19,735
Maxim Integrated Products, Incorporated                       400           20,968
Micron Technology, Incorporated *                             900           13,779
Texas Instruments Incorporated                              5,900          142,662
Xilinx, Incorporated                                          400           13,324
                                                                    --------------
                                                                           584,960

SOFTWARE--3.71%
Electronic Arts Incorporated *                                600           32,730
Intuit Incorporated *                                         400           15,432
Microsoft Corporation                                      15,600          445,536
Oracle Corporation *                                        8,800          104,984
PeopleSoft, Incorporated *                                  1,500           27,750
VERITAS Software Corporation *                                800           22,160
                                                                    --------------
                                                                           648,592

SPECIALTY RETAIL--2.26%
Bed Bath & Beyond Incorporated *                            1,800           69,210
Chico's FAS, Incorporated *                                 2,500          112,900
Home Depot, Incorporated (The)                              3,300          116,160
Limited Brands                                              5,200           97,240
                                                                    --------------
                                                                           395,510

WIRELESS TELECOMMUNICATION SERVICES--0.74%
A T & T Wireless Services Incorporated *                    6,365           91,146
Nextel Communications, Incorporated
  (Class A) *                                               1,400           37,324
                                                                    --------------
                                                                           128,470
                                                                    --------------
                                       TOTAL COMMON STOCK--91.67%
                                               (Cost $12,715,441)       16,017,585
                                                                    --------------

                                                         FACE
                                                        AMOUNT           VALUE
COMMERCIAL PAPER

DIVERSIFIED FINANCIALS--3.29%
General Motors Acceptance Corporation,
  1.20%, 07/01/04                                    $    575,000   $      575,000

TOBACCO--4.58%
Universal Corporation, 1.37%, 07/02/04                    800,000          799,970
                                                                    --------------
                                    TOTAL COMMERCIAL PAPER--7.87%
                                                (Cost $1,374,970)        1,374,970
                                                                    --------------
                                        TOTAL INVESTMENTS--99.54%
                                               (Cost $14,090,411)       17,392,555
                   CASH AND OTHER ASSETS, LESS LIABILITIES--0.46%           79,861
                                                                    --------------
                                              NET ASSETS--100.00%   $   17,472,416
                                                                    ==============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2004  (Unaudited)

EQUITY INCOME PORTFOLIO

                                                        SHARES          VALUE
COMMON STOCK

AEROSPACE & DEFENSE--2.11%
Lockheed Martin Corporation                                 4,300   $      223,944
Northrop Grumman Corporation                                4,400          236,280
                                                                    --------------
                                                                           460,224

AUTOMOBILES--1.95%
Ford Motor Company                                         16,163          252,951
General Motors Corporation                                  3,700          172,383
                                                                    --------------
                                                                           425,334

BANKS--7.21%
Bank of America Corporation                                 6,700          566,954
PNC Financial Services Group                                5,500          291,940
U.S. Bancorp                                               11,000          303,160
Wells Fargo & Company                                       7,100          406,333
                                                                    --------------
                                                                         1,568,387

BEVERAGES--3.35%
Anheuser-Busch Companies, Incorporated                      3,200          172,800
Coca-Cola Company                                           6,200          312,976
PepsiCo, Incorporated                                       4,500          242,460
                                                                    --------------
                                                                           728,236

BIOTECHNOLOGY--0.58%
Amgen Incorporated *                                        2,300          125,511

BUILDING PRODUCTS--0.78%
American Standard Companies Incorporated *                  4,200          169,302

CHEMICALS--1.23%
Dow Chemical Company (The)                                  2,800          113,960
E. I. du Pont de Nemours and Company                        1,900           84,398
PPG Industries, Incorporated                                1,100           68,739
                                                                    --------------
                                                                           267,097

COMMERCIAL SERVICES & SUPPLIES--1.37%
Banta Corporation                                           2,900          128,789
Kroll Incorporated *                                        4,600          169,648
                                                                    --------------
                                                                           298,437

COMMUNICATION EQUIPMENT--1.42%
Cisco Systems, Incorporated *                              13,000          308,100

COMPUTERS & PERIPHERALS--1.11%
EMC Corporation *                                           6,400           72,960
International Business Machines Corporation                 1,900          167,485
                                                                    --------------
                                                                           240,445

CONTAINERS & PACKAGING--0.56%
Sealed Air Corporation *                                    2,300          122,521

DIVERSIFIED FINANCIALS--5.52%
Citigroup, Incorporated                                    11,633   $      540,935
J.P. Morgan Chase & Company                                11,750          455,547
Morgan Stanley                                              3,800          200,526
Piper Jaffray Companies, Incorporated *                       110            4,975
                                                                    --------------
                                                                         1,201,983

DIVERSIFIED TELECOMMUNICATION
  SERVICES--1.31%
Alltel Corporation                                          1,700           86,054
Verizon Communications Incorporated                         2,510           90,837
Vodaphone Group PLC ADR                                     4,900          108,290
                                                                    --------------
                                                                           285,181

ELECTRIC UTILITIES--2.50%
Allegheny Energy, Incorporated *                            3,400           52,394
Ameren Corporation                                          2,800          120,288
CenterPoint Energy, Incorporated                            4,100           47,150
Constellation Energy Group                                  4,400          166,760
Exelon Corporation                                          1,600           53,264
Southern Company (The)                                      1,700           49,555
Wisconsin Energy Corporation                                1,700           55,437
                                                                    --------------
                                                                           544,848

ENERGY EQUIPMENT & SERVICES--0.58%
Schlumberger Limited                                        2,000          127,020

FOOD PRODUCTS--3.04%
ConAgra Foods, Incorporated                                 6,600          178,728
H.J. Heinz Company                                          3,300          129,360
McCormick & Company, Incorporated                           3,100          105,400
Sara Lee Corporation                                        7,800          179,322
Sensient Technologies Corporation                           3,200           68,736
                                                                    --------------
                                                                           661,546

FOOD & DRUG RETAILING--2.30%
Wal-Mart Stores, Incorporated                               9,500          501,220

GOVERNMENT AGENCY--1.13%
Federal Home Loan Mortgage Corporation                      3,900          246,870

HEALTH CARE EQUIPMENT & SUPPLIES--1.38%
Beckman Coulter, Incorporated                               3,900          237,900
Zimmer Holdings, Incorporated *                               700           61,740
                                                                    --------------
                                                                           299,640

HEALTH CARE PROVIDERS & SERVICES--0.41%
Health Management Associates, Incorporated
  (Class A)                                                 4,000           89,680

                                                        SHARES          VALUE
COMMON STOCK

HOTELS, RESTAURANTS & LEISURE--1.63%
Starwood Hotels & Resorts Worldwide,
  Incorporated                                              7,900   $      354,315

HOUSEHOLD DURABLES--1.21%
Stanley Works (The)                                         3,200          145,856
Whirlpool Corporation                                       1,700          116,620
                                                                    --------------
                                                                           262,476

HOUSEHOLD PRODUCTS--2.79%
Kimberly-Clark Corporation                                  2,300          151,524
Newell Rubbermaid Incorporated                              3,600           84,600
Procter & Gamble Company                                    6,800          370,192
                                                                    --------------
                                                                           606,316

INDUSTRIAL CONGLOMERATES--4.64%
3M Company                                                  1,800          162,018
Danaher Corporation                                         4,200          217,770
General Electric Company                                   19,450          630,180
                                                                    --------------
                                                                         1,009,968

INSURANCE--3.65%
American International Group, Incorporated                  6,100          434,808
Prudential Financial, Incorporated                          6,900          320,643
St. Paul Travelers Companies, Incorporated                    981           39,770
                                                                    --------------
                                                                           795,221

LEISURE EQUIPMENT & PRODUCTS--0.17%
Brunswick Corporation                                         900           36,720

MACHINERY--0.97%
Ingersoll-Rand Company (Class A)                            3,100          211,761

MEDIA--3.45%
Comcast Corporation (Special Class A) *                     2,800           77,308
Cox Communications, Incorporated (Class A) *                1,800           50,022
Time Warner Incorporated *                                 10,600          186,348
Viacom Incorporated (Class B)                               4,100          146,452
Walt Disney Company (The)                                  11,400          290,586
                                                                    --------------
                                                                           750,716

MULTI-LINE RETAIL--1.38%
Federated Department Stores, Incorporated                   6,100          299,510

OIL & GAS--7.26%
Anadarko Petroleum Corporation                              2,759          161,677
BP PLC ADR                                                  4,500          241,065
ChevronTexaco Corporation                                   2,750          258,803
Exxon Mobil Corporation                                    13,600          603,976
Royal Dutch Petroleum Company ADR                           6,100          315,187
                                                                    --------------
                                                                         1,580,708

PAPER & FOREST PRODUCTS--1.40%
International Paper Company                                 1,200   $       53,640
Plum Creek Timber Company, Incorporated                     7,700          250,866
                                                                    --------------
                                                                           304,506

PHARMACEUTICALS--8.83%
Allergan, Incorporated                                      1,700          152,184
Bristol-Myers Squibb Company                                6,200          151,900
Johnson & Johnson                                           6,400          356,480
Merck & Company, Incorporated                               5,300          251,750
Pfizer, Incorporated                                       22,740          779,527
Watson Pharmaceuticals, Incorporated *                      4,200          112,980
Wyeth                                                       3,200          115,712
                                                                    --------------
                                                                         1,920,533

REAL ESTATE--6.13%
CenterPoint Properties Trust                                7,300          560,275
Health Care Property Investors, Incorporated               11,600          278,864
Public Storage, Incorporated                                5,300          243,853
Weingarten Realty Investors                                 8,025          251,022
                                                                    --------------
                                                                         1,334,014

ROAD & RAIL--0.47%
USF Corporation                                             2,900          101,877

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.98%
Intel Corporation                                          12,900          356,040
Texas Instruments Incorporated                              3,100           74,958
                                                                    --------------
                                                                           430,998

SOFTWARE--2.98%
Microsoft Corporation                                      22,700          648,312

SPECIALTY RETAIL--1.30%
Limited Brands                                              6,400          119,680
Lowe's Companies, Incorporated                              3,100          162,905
                                                                    --------------
                                                                           282,585

TOBACCO--1.23%
Altria Group, Incorporated                                  2,500          125,125
Reynolds American Incorporated                              2,100          141,939
                                                                    --------------
                                                                           267,064
                                                                    --------------
                                       TOTAL COMMON STOCK--91.31%
                                               (Cost $18,018,723)       19,869,182
                                                                    --------------

                                                         FACE
                                                        AMOUNT           VALUE
COMMERCIAL PAPER

DIVERSIFIED FINANCIALS--6.75%
Countrywide Home Loan Incorporated,
  1.30%, 07/06/04                                    $    675,000   $      674,878
General Motors Acceptance Corporation,
  1.20%, 07/01/04                                         793,000          793,000
                                                                    --------------
                                                                         1,467,878

TOBACCO--1.71%
Universal Corporation, 1.37%, 07/02/04                    373,000          372,986
                                                                    --------------
                                    TOTAL COMMERCIAL PAPER--8.46%
                                                (Cost $1,840,864)        1,840,864
                                                                    --------------
                                        TOTAL INVESTMENTS--99.77%
                                               (Cost $19,859,587)       21,710,046
                   CASH AND OTHER ASSETS, LESS LIABILITIES--0.23%           50,633
                                                                    --------------
                                              NET ASSETS--100.00%   $   21,760,679
                                                                    ==============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2004  (Unaudited)

BALANCED PORTFOLIO

                                                        SHARES          VALUE
COMMON STOCK

AEROSPACE & DEFENSE--0.65%
Honeywell International Incorporated                        2,300   $       84,249

AIR FREIGHT & COURIERS--0.64%
United Parcel Service, Incorporated (Class B)               1,100           82,687

AUTOMOBILES--0.68%
Ford Motor Company                                          2,674           41,848
General Motors Corporation                                  1,000           46,590
                                                                    --------------
                                                                            88,438

BANKS--6.45%
Bank of America Corporation                                 3,400          287,708
Bank One Corporation                                        1,200           61,200
PNC Financial Services Group                                1,800           95,544
U.S. Bancorp                                                5,500          151,580
Wachovia Corporation                                        1,500           66,750
Wells Fargo & Company                                       3,000          171,690
                                                                    --------------
                                                                           834,472

BEVERAGES--1.98%
Anheuser-Busch Companies, Incorporated                      1,500           81,000
Coca-Cola Company                                           2,300          116,104
PepsiCo, Incorporated                                       1,100           59,268
                                                                    --------------
                                                                           256,372

BIOTECHNOLOGY--0.42%
Amgen Incorporated *                                        1,000           54,570

BUILDING PRODUCTS--0.53%
American Standard Companies Incorporated *                  1,700           68,527

CHEMICALS--0.91%
Dow Chemical Company (The)                                  1,100           44,770
E.I. du Pont de Nemours and Company                           800           35,536
PPG Industries, Incorporated                                  600           37,494
                                                                    --------------
                                                                           117,800

COMMERCIAL SERVICES & SUPPLIES--1.56%
Banta Corporation                                           1,900           84,379
H & R Block, Incorporated                                   1,000           47,680
Kroll Incorporated *                                        1,900           70,072
                                                                    --------------
                                                                           202,131

COMMUNICATION EQUIPMENT--1.89%
Cisco Systems, Incorporated *                               9,300          220,410
Motorola, Incorporated                                      1,300           23,725
                                                                    --------------
                                                                           244,135

COMPUTERS & PERIPHERALS--2.69%
Dell Incorporated *                                         2,700   $       96,714
EMC Corporation *                                           6,900           78,660
Hewlett-Packard Company                                       600           12,660
International Business Machines Corporation                 1,500          132,225
Sun Microsystems, Incorporated *                            6,400           27,776
                                                                    --------------
                                                                           348,035

CONTAINERS & PACKAGING--0.41%
Sealed Air Corporation *                                    1,000           53,270

DIVERSIFIED FINANCIALS--5.22%
American Express Company                                    1,500           77,070
Citigroup, Incorporated                                     5,500          255,750
J.P. Morgan Chase & Company                                 5,640          218,663
Morgan Stanley                                              2,300          121,371
Piper Jaffray Companies Incorporated *                         48            2,171
                                                                    --------------
                                                                           675,025

DIVERSIFIED TELECOMMUNICATION
  SERVICES--1.56%
Alltel Corporation                                            800           40,496
SBC Communications Incorporated                             3,400           82,450
Verizon Communications Incorporated                           776           28,083
Vodaphone Group PLC ADR                                     2,300           50,830
                                                                    --------------
                                                                           201,859

ELECTRIC UTILITIES--1.90%
Allegheny Energy, Incorporated *                            1,100           16,951
Ameren Corporation                                          1,500           64,440
CenterPoint Energy, Incorporated                            2,300           26,450
Constellation Energy Group                                  2,200           83,380
Exelon Corporation                                            500           16,645
Southern Company (The)                                        600           17,490
Wisconsin Energy Corporation                                  600           19,566
                                                                    --------------
                                                                           244,922

ENERGY EQUIPMENT & SERVICES--0.79%
Schlumberger Limited                                        1,600          101,616

FOOD PRODUCTS--2.47%
ConAgra Foods, Incorporated                                 2,500           67,700
H.J. Heinz Company                                          1,100           43,120
McCormick & Company, Incorporated                           2,200           74,800
Sara Lee Corporation                                        2,800           64,372
Sensient Technologies Corporation                           3,200           68,736
                                                                    --------------
                                                                           318,728

FOOD & DRUG RETAILING--1.29%
Wal-Mart Stores, Incorporated                               3,151          166,247

                                                        SHARES          VALUE
COMMON STOCK

GOVERNMENT AGENCY--0.78%
Federal Home Loan Mortgage Corporation                      1,600   $      101,280

HEALTH CARE EQUIPMENT & SUPPLIES--1.00%
Abbott Laboratories                                         1,600           65,216
Beckman Coulter, Incorporated                                 900           54,900
Zimmer Holdings, Incorporated *                               110            9,702
                                                                    --------------
                                                                           129,818

HEALTH CARE PROVIDERS & SERVICES--0.30%
Health Management Associates, Incorporated
  (Class A)                                                 1,700           38,114

HOTELS, RESTAURANTS & LEISURE--1.08%
Starwood Hotels & Resorts Worldwide,
  Incorporated                                              3,100          139,035

HOUSEHOLD DURABLES--1.70%
Black & Decker Corporation                                  2,500          155,325
Stanley Works (The)                                         1,400           63,812
                                                                    --------------
                                                                           219,137

HOUSEHOLD PRODUCTS--2.06%
Kimberly-Clark Corporation                                  1,000           65,880
Newell Rubbermaid Incorporated                              1,600           37,600
Procter & Gamble Company                                    3,000          163,320
                                                                    --------------
                                                                           266,800

INDUSTRIAL CONGLOMERATES--3.10%
3M Company                                                    700           63,007
Danaher Corporation                                         1,400           72,590
General Electric Company                                    8,200          265,680
                                                                    --------------
                                                                           401,277

INFORMATION TECHNOLOGY CONSULTING &
  SERVICES--0.05%
Electronic Data Systems Corporation                           200            3,830
SunGard Data Systems Incorporated *                           100            2,600
                                                                    --------------
                                                                             6,430

INSURANCE--2.11%
American International Group, Incorporated                  2,179          155,319
Prudential Financial, Incorporated                          2,300          106,881
St. Paul Travelers Companies, Incorporated                    243            9,851
                                                                    --------------
                                                                           272,051

LEISURE EQUIPMENT & PRODUCTS--0.63%
Brunswick Corporation                                       2,000           81,600

MACHINERY--0.53%
Ingersoll-Rand Company (Class A)                            1,000           68,310

MEDIA--1.99%
Comcast Corporation (Special Class A) *                       800   $       22,088
Cox Communications, Incorporated (Class A) *                  700           19,453
Time Warner Incorporated *                                  3,400           59,772
Viacom Incorporated (Class B)                               1,500           53,580
Walt Disney Company (The)                                   4,000          101,960
                                                                    --------------
                                                                           256,853

METALS & MINING--0.28%
Alcoa Incorporated                                          1,100           36,333

MULTI-LINE RETAIL--0.95%
Federated Department Stores, Incorporated *                 2,500          122,750

OIL & GAS--3.95%
Anadarko Petroleum Corporation                                700           41,020
BP PLC ADR                                                  2,028          108,640
ChevronTexaco Corporation                                   1,050           98,816
Exxon Mobil Corporation                                     2,500          111,025
Royal Dutch Petroleum Company ADR                           1,750           90,423
Unocal Corporation                                          1,600           60,800
                                                                    --------------
                                                                           510,724

PAPER & FOREST PRODUCTS--0.17%
International Paper Company                                   500           22,350

PERSONAL PRODUCTS--0.26%
Gillette Company (The)                                        800           33,920

PHARMACEUTICALS--6.45%
Allergan, Incorporated                                        600           53,712
Bristol-Myers Squibb Company                                2,200           53,900
Hospira, Incorporated *                                       140            3,864
Johnson & Johnson                                           3,700          206,090
Merck & Company, Incorporated                               2,200          104,500
Pfizer, Incorporated                                        9,095          311,777
Watson Pharmaceuticals, Incorporated *                      1,700           45,730
Wyeth                                                       1,500           54,240
                                                                    --------------
                                                                           833,813

ROAD & RAIL--0.49%
USF Corporation                                             1,800           63,234

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.21%
Intel Corporation                                           8,700          240,120
Texas Instruments Incorporated                              1,900           45,942
                                                                    --------------
                                                                           286,062

SOFTWARE--2.65%
Microsoft Corporation                                       8,100          231,336
Oracle Corporation *                                        1,400           16,702
VERITAS Software Corporation *                              3,400           94,180
                                                                    --------------
                                                                           342,218

                                                        SHARES          VALUE
COMMON STOCK

SPECIALTY RETAIL--1.82%
Home Depot, Incorporated (The)                              2,300   $       80,960
Limited Brands                                              3,200           59,840
Lowe's Companies, Incorporated                              1,800           94,590
                                                                    --------------
                                                                           235,390
                                                                    --------------
                                       TOTAL COMMON STOCK--66.60%
                                                (Cost $7,622,665)        8,610,582
                                                                    --------------

                                                        FACE
                                                        AMOUNT
BONDS AND NOTES

AUTO COMPONENTS--4.28%
Cooper Tire & Rubber Company, 7.75%,
  12/15/09                                           $    400,000          450,429
TRW, Incorporated, 6.30%, 05/15/08                        100,000          103,100
                                                                    --------------
                                                                           553,529

AUTOMOBILES--0.97%
DaimlerChrysler North America
  Holdings, 7.20%, 09/01/09                               115,000          125,184

BUILDING PRODUCTS--0.80%
Lafarge Corporation, 6.375%, 07/15/05                     100,000          103,379

DIVERSIFIED FINANCIALS--5.59%
Household Finance Corporation, 5.875%,
  02/01/09                                                250,000          263,905
Southwestern Bell Capital Corporation,
  7.11%, 08/14/06                                         425,000          459,031
                                                                    --------------
                                                                           722,936

DIVERSIFIED TELECOMMUNICATION
  SERVICES--0.78%
US West Communications, Incorporated,
  6.125%, 11/15/05                                        100,000          101,250

INDUSTRIAL CONGLOMERATES--1.57%
Tyco International Group SA, yankee bond,
  5.875%, 11/01/04 (a)                                    200,000          202,331

REAL ESTATE--0.88%
Weingarten Realty Investors, 7.35%,
  07/20/09                                                100,000          113,791

TRANSPORTATION INFRASTRUCTURE--3.78%
Hertz Corporation, 7.40%, 03/01/11                        200,000          209,976
Union Tank Car Company, 6.63%,
  10/03/04 (a)                                            275,000          278,227
                                                                    --------------
                                                                           488,203

                                                        FACE
                                                        AMOUNT          VALUE
BONDS & NOTES

U S GOVERNMENT AGENCY SECURITIES--5.38%
Federal Home Loan Bank, 2.45%,
  03/23/07                                           $    400,000   $      390,217
Federal Home Loan Bank, 3.00%,
  07/21/08                                                300,000          300,670
Federal Home Loan Mortgage Corporation,
  Pool # 360100, 9.00%, 04/01/20                            2,405            2,706
Federal Home Loan Mortgage Corporation,
  Pool # 540341, 9.00%, 09/01/19                            2,282            2,563
                                                                    --------------
                                                                           696,156
                                                                    --------------
                                    TOTAL BONDS AND NOTES--24.03%
                                                (Cost $2,989,099)        3,106,759
                                                                    --------------
COMMERCIAL PAPER

CHEMICALS--3.11%
Praxair Incorporated, 1.30%, 07/06/04                     402,000          401,927

DIVERSIFIED FINANCIALS--4.98%
General Motors Acceptance Corporation,
  1.20%, 07/01/04                                         644,000          644,000

ELECTRIC UTILTIES--0.80%
PacifiCorp, 1.40%, 07/13/04                               103,000          102,952

TOBACCO--2.30%
Universal Corporation, 1.37%, 07/02/04                    298,000          297,989
                                                                    --------------
                                   TOTAL COMMERCIAL PAPER--11.19%
                                                (Cost $1,446,868)        1,446,868
                                                                    --------------
                                       TOTAL INVESTMENTS--101.82%
                                               (Cost $12,058,632)       13,164,209
                   LIABILITIES IN EXCESS OF OTHER ASSETS--(1.82)%         (234,622)
                                                                    --------------
                                              NET ASSETS--100.00%   $   12,929,587
                                                                    ==============

ABBREVIATIONS
ADR--American Depository Receipt

NOTES TO SCHEDULES OF INVESTMENTS
 (a) Long term obligations that will mature in less than one year. *--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2004  (Unaudited)

MONEY MARKET PORTFOLIO

                                                                    INTEREST/
                                                      MATURITY       STATED          FACE
                                                        DATE         RATE(%)        AMOUNT          VALUE
U S GOVERNMENT AND AGENCY SHORT-TERM
OBLIGATIONS

U S GOVERNMENT AGENCIES--97.59%
Federal Farm Credit Bank                              07/12/04        1.150      $  2,355,000   $   2,354,172
Federal Home Loan Bank                                07/01/04        1.000         2,019,000       2,019,000
Federal Home Loan Bank                                07/02/04        1.000         1,924,000       1,923,947
Federal Home Loan Bank                                07/07/04        1.030           785,000         784,865
Federal Home Loan Bank                                07/09/04        1.120         4,543,000       4,541,869
Federal Home Loan Bank                                07/21/04        1.190         1,093,000       1,092,277
Federal Home Loan Mortgage Corporation                07/06/04        1.045         3,025,000       3,024,561
Federal Home Loan Mortgage Corporation                07/08/04        1.100         3,370,000       3,369,279
Federal Home Loan Mortgage Corporation                07/13/04        1.140         1,199,000       1,198,544
Federal Home Loan Mortgage Corporation                07/15/04        1.150         3,576,000       3,574,400
Federal Home Loan Mortgage Corporation                07/20/04        1.180         1,028,000       1,027,360
Federal National Mortgage Association                 07/14/04        1.130         1,710,000       1,709,302
Federal National Mortgage Association                 07/16/04        1.130         1,595,000       1,594,249
Federal National Mortgage Association                 07/28/04        1.260           555,000         554,475
                                                                                                -------------
                               TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--97.59%
                                                                           (Cost $28,768,300)      28,768,300
                                               CASH AND OTHER ASSETS, LESS LIABILITIES--2.41%         709,414
                                                                                                -------------
                                                                          NET ASSETS--100.00%   $  29,477,714
                                                                                                =============

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2004  (Unaudited)

GOVERNMENT BOND PORTFOLIO

                                                                    INTEREST/
                                                      MATURITY       STATED          FACE
                                                        DATE         RATE(%)        AMOUNT          VALUE
CORPORATE BONDS

METALS & MINING--4.76%
Carpenter Technology Corporation                      05/15/13        6.625      $    500,000   $     506,791
                                                                                                -------------
                                                                 TOTAL CORPORATE BONDS--4.76%
                                                                              (Cost $499,734)         506,791
                                                                                                -------------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--39.87%
Federal Home Loan Bank                                03/06/06        5.125           235,000         243,934
Federal Home Loan Bank                                06/15/06        1.875           500,000         489,885
Federal Home Loan Bank                                02/15/07        7.250           200,000         219,459
Federal Home Loan Mortgage Corporation                07/15/06        5.500           200,000         209,296
Federal Home Loan Mortgage Corporation                03/16/07        2.700           325,000         319,493
Federal Home Loan Mortgage Corporation                03/15/08        2.750           950,000         916,660
Federal National Mortgage Association                 05/02/06        5.500           650,000         678,638
Federal National Mortgage Association                 01/02/07        4.750           300,000         308,955
Federal National Mortgage Association                 01/15/07        5.000           450,000         467,791
Federal National Mortgage Association                 08/15/08        3.250           400,000         389,297
                                                                                                -------------
                                                                                                    4,243,408

U S GOVERNMENT SECURITIES--44.06%
U S Treasury Bonds                                    11/15/13        4.250           817,000         795,202
U S Treasury Notes                                    07/15/06        7.000           500,000         541,739
U S Treasury Notes                                    11/15/06        2.625         1,500,000       1,489,571
U S Treasury Notes                                    11/15/06        3.500           650,000         658,404
U S Treasury Notes                                    05/15/08        2.625           450,000         435,885
U S Treasury Notes                                    08/15/08        3.250           250,000         246,904
U S Treasury Notes                                    11/15/08        4.750           500,000         522,188
                                                                                                -------------
                                                                                                    4,689,893
                                                                                                -------------
                            TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES--83.93%
                                                                            (Cost $9,038,764)       8,933,301
                                                                                                -------------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--10.19%
Federal Home Loan Mortgage Corporation                07/06/04        1.020           135,000         134,981
Federal Home Loan Mortgage Corporation                07/13/04        1.130           700,000         699,736
Federal National Mortgage Association                 07/01/04        0.980           250,000         250,000
                                                                                                -------------
                               TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--10.19%
                                                                            (Cost $1,084,717)       1,084,717
                                                                                                -------------
                                                                    TOTAL INVESTMENTS--98.88%
                                                                           (Cost $10,623,215)      10,524,809
                                               CASH AND OTHER ASSETS, LESS LIABILITIES--1.12%         119,748
                                                                                                -------------
                                                                          NET ASSETS--100.00%   $  10,644,557
                                                                                                =============

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2004  (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

                                                        SHARES          VALUE
COMMON STOCK

AEROSPACE & DEFENSE--4.13%
Curtiss-Wright Corporation                                    400   $       22,476
L-3 Communications Holdings, Incorporated                   1,400           93,520
                                                                    --------------
                                                                           115,996

BIOTECHNOLOGY--6.36%
Alfacell Corporation *                                      7,000           51,240
Elan Corporation plc ADR *                                  2,800           69,272
Flamel Technologies S.A. ADR *                              1,200           29,556
Given Imaging Limited *                                       800           28,328
                                                                    --------------
                                                                           178,396

COMMERCIAL SERVICES & SUPPLIES--3.68%
CoStar Group Incorporated *                                   400           18,372
Iron Mountain Incorporated *                                  400           19,304
PIMCO Corporate Opportunity Fund (a)                          800           12,904
University of Phoenix Online *                                600           52,554
                                                                    --------------
                                                                           103,134

COMMUNICATION EQUIPMENT--1.30%
Harman International Industries, Incorporated                 400           36,400

COMPUTERS & PERIPHERALS--0.27%
Synaptics Incorporated *                                      400            7,660

DIVERSIFIED FINANCIALS--1.58%
Asset Acceptance Capital Corporation *                      2,600           44,200

ELECTRIC UTILITIES--3.63%
AES Corporation (The) *                                     8,000           79,440
Texas Genco Holdings, Incorporated                            500           22,545
                                                                    --------------
                                                                           101,985

ELECTRICAL EQUIPMENT--4.10%
Franklin Electric Company, Incorporated                       800           30,208
Littelfuse, Incorporated *                                  2,000           84,820
                                                                    --------------
                                                                           115,028

ELECTRONIC EQUIPMENT & INSTRUMENTS--8.63%
Gen-Probe Incorporated *                                    2,200          104,104
Intermagnetics General Corporation *                          300           10,209
Rogers Corporation *                                          600           41,940
Waters Corporation *                                        1,800           86,004
                                                                    --------------
                                                                           242,257

FOOD PRODUCTS--4.37%
Bunge Limited                                               2,200           85,668
Hershey Foods Corporation                                     800           37,016
                                                                    --------------
                                                                           122,684

FOOD & DRUG RETAILING--6.01%
United Natural Foods, Incorporated *                        2,200   $       63,602
Whole Foods Market, Incorporated                            1,100          104,995
                                                                    --------------
                                                                           168,597

HEALTH CARE EQUIPMENT & SUPPLIES--17.98%
Alcon, Incorporated                                           200           15,730
Biomet, Incorporated                                          300           13,332
Cooper Companies, Incorporated (The)                        1,000           63,170
Fisher Scientific International Incorporated *                400           23,100
INAMED Corporation *                                        1,400           87,990
Kinetic Concepts, Incorporated *                            1,800           89,820
Laserscope *                                                2,200           60,610
Patterson Companies Incorporated *                            600           45,894
Smith & Nephew plc ADR                                        300           16,581
Zimmer Holdings, Incorporated *                             1,000           88,200
                                                                    --------------
                                                                           504,427

HEALTH CARE PROVIDERS & SERVICES--3.20%
VCA Antech, Incorporated *                                  2,000           89,640

HOTELS, RESTAURANTS & LEISURE--3.41%
Starbucks Corporation *                                     2,200           95,656

INFORMATION TECHNOLOGY CONSULTING &
  SERVICES--1.34%
Alliance Data Systems Corporation *                           300           12,675
NCR Corporation *                                             500           24,795
                                                                    --------------
                                                                            37,470

INTERNET SOFTWARE & SERVICES--9.36%
Akamai Technologies, Incorporated *                           500            8,975
Getty Images, Incorporated *                                1,500           90,000
RSA Security Incorporated *                                   400            8,188
Research in Motion Limited *                                  400           27,376
Websense, Incorporated *                                    1,100           40,953
Yahoo! Incorporated *                                       2,400           87,192
                                                                    --------------
                                                                           262,684

LEISURE EQUIPMENT & SERVICES--3.21%
SCP Pool Corporation                                        2,000           90,000

MACHINERY--1.86%
Zebra Technologies Corporation (Class A) *                    600           52,200

MEDIA--1.82%
Reader's Digest Association,
  Incorporated (The)                                          800           12,792
XM Satellite Radio Holdings
  Incorporated (Class A) *                                  1,400           38,206
                                                                    --------------
                                                                            50,998

                                                        SHARES          VALUE
COMMON STOCK

MULTI-LINE RETAIL--3.07%
Kmart Holding Corporation *                                 1,200   $       86,160

OIL & GAS--0.85%
Canadian Natural Resources Limited                            800           23,920

PERSONAL PRODUCTS--1.56%
Estee Lauder Companies Incorporated (The)
  (Class A)                                                   900           43,902

SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.62%
Marvell Technology Group Limited *                          3,800          101,460

SOFTWARE--2.54%
Electronic Arts Incorporated *                                800           43,640
Red Hat, Incorporated *                                     1,200           27,564
                                                                    --------------
                                                                            71,204

SPECIALTY RETAIL--1.84%
Copart, Incorporated *                                      1,600           42,720
Guitar Center, Incorporated *                                 200            8,894
                                                                    --------------
                                                                            51,614
                                                                    --------------
                                       TOTAL COMMON STOCK--99.72%
                                                (Cost $2,573,197)        2,797,672
                   CASH AND OTHER ASSETS, LESS LIABILITIES--0.28%            7,867
                                                                    --------------
                                              NET ASSETS--100.00%   $    2,805,539
                                                                    ==============

ABBREVIATIONS
ADR--American Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS

 (a) A publicly-traded, closed-end management investment company. At June 30, 2004, the portfolio was out of compliance due to the investment in this security being against its operating policies, it has been sold prior to this printing.

  *--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2004  (Unaudited)

HIGH YIELD BOND PORTFOLIO

                                                                    INTEREST/
                                                      MATURITY       STATED          FACE
                                                        DATE         RATE(%)        AMOUNT          VALUE
CORPORATE BONDS

AUTO COMPONENTS--6.01%
Dana Corporation                                      03/15/10       10.125      $    500,000   $     566,250
Dura Operating Corporation                            05/01/09        9.000         1,000,000         980,000
                                                                                                -------------
                                                                                                    1,546,250

BANKS--4.46%
Sovereign Bancorp                                     11/15/06       10.500         1,000,000       1,145,677

CHEMICALS--4.06%
Lyondell Chemical Company                             05/01/09       10.875         1,000,000       1,045,000

CONSTRUCTION & ENGINEERING--4.18%
Standard Pacific Corporation                          04/15/12        9.250         1,000,000       1,075,000

DIVERSIFIED FINANCIALS--2.18%
GATX Capital Corporation                              06/01/09        8.875           500,000         560,979

DIVERSIFIED TELECOMMUNICATION SERVICES--3.12%
Charter Communications Holdings (a)                   01/15/10       15.750         1,000,000         802,500

ELECTRIC UTILITIES--4.16%
AES Corporation (The)                                 06/01/09        9.500         1,000,000       1,068,750

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.79%
Flextronics International LTD                         05/15/13        6.500         1,000,000         975,000

FOOD & DRUG RETAILING--3.67%
Winn-Dixie Stores, Incorporated                       04/01/08        8.875         1,000,000         945,000

HOTELS, RESTAURANTS & LEISURE--10.86%
HMH Properties                                        08/01/08        7.875           534,000         547,350
International Game Technology                         05/15/09        8.375         1,000,000       1,176,439
Starwood Hotels & Resorts Worldwide, Incorporated     05/01/12        7.875         1,000,000       1,070,000
                                                                                                -------------
                                                                                                    2,793,789

HOUSEHOLD DURABLES--4.01%
Toll Corporation                                      05/01/09        8.000         1,000,000       1,030,000

LEISURE EQUIPMENT & PRODUCTS--3.85%
Royal Caribbean Cruises                               12/01/13        6.875         1,000,000         988,750

MACHINERY--3.62%
Case New Holland Incorporated (b)                     06/01/09        6.000         1,000,000         930,000

MEDIA--4.28%
News America Holdings                                 10/17/08        7.375         1,000,000       1,100,643

METALS & MINING--3.64%
AK Steel Corporation                                  02/15/09        7.875         1,000,000         935,000

PAPER & FOREST PRODUCT--4.12%
Georgia-Pacific Corporation                           05/15/06        7.500         1,000,000       1,060,000

SOFTWARE--3.98%
Unisys Corporation                                    04/01/08        7.875         1,000,000       1,022,500

                                                                    INTEREST/
                                                      MATURITY       STATED          FACE
                                                        DATE         RATE(%)        AMOUNT          VALUE
CORPORATE BONDS

WIRELESS TELECOMMUNICATIONS--3.58%
Nextel Communications, Incorporated                   03/15/14        5.950      $  1,000,000   $     920,000
                                                                                                -------------
                                                                TOTAL CORPORATE BONDS--77.57%
                                                                           (Cost $19,210,454)      19,944,838
                                                                                                -------------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--29.89%
Federal Home Loan Bank                                07/01/04        1.200         2,000,000       2,000,000
Federal Home Loan Mortgage Corporation                07/20/04        1.240         2,370,000       2,368,449
Federal National Mortgage Association                 07/01/04        0.980         1,250,000       1,250,000
Federal National Mortgage Association                 07/06/04        1.060         1,900,000       1,899,720
Federal National Mortgage Association                 07/14/04        1.060           168,000         167,936
                                                                                                -------------
                               TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--29.89%
                                                                            (Cost $7,686,105)       7,686,105
                                                                                                -------------

                                                                                    SHARES
COMMON STOCK

DIVERSIFIED FINANCIALS--0.05%
Leucadia National Corporation (c)                                                         251          12,475

DIVERSIFIED TELECOMMUNICATION SERVICES--0.01%
XO Communications, Incorporated (c) *                                                     975           4,046

MULTI-LINE RETAIL--3.14%
Kmart Holding Corporation (c) *                                                        11,250         807,750
                                                                                                -------------
                                                                    TOTAL COMMON STOCK--3.20%
                                                                            (Cost $1,875,887)         824,271
                                                                                                -------------
WARRANTS

AUTO COMPONENTS--0.01%
Hayes Lemmerz International Incorporated, expiring 06/3/06 (c)                          1,123           1,797
                                                                                                -------------
                                                                        TOTAL WARRANTS--0.01%
                                                                              (Cost $910,767)           1,797
                                                                                                -------------
                                                                   TOTAL INVESTMENTS--110.67%
                                                                           (Cost $29,683,213)      28,457,011
                                              LIABILITIES IN EXCESS OF OTHER ASSETS--(10.67)%      (2,743,367)
                                                                                                -------------
                                                                          NET ASSETS--100.00%   $  25,713,644
                                                                                                =============

NOTES TO SCHEDULE OF INVESTMENTS

 (a) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate. The interest rate shown represents the yield to maturity rate.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securites may be resold in transactions exempt from registration. At June 30, 2004, the market value of these securities amounted to $930,000 or 3.62% of net assets.

 (c) Security acquired as part of a unit or in exchange for other securites.

  *--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2004  (Unaudited)

INTERNATIONAL STOCK PORTFOLIO

                                                        SHARES          VALUE
COMMON STOCK (a)

AUSTRALIA--3.95%
News Corporation Limited (The)                              3,000   $      106,260
Westpac Banking Corporation                                   900           55,575
                                                                    --------------
                                                                           161,835

BELGIUM--1.08%
Delhaize Group                                                300           15,390
Fortis                                                      1,300           28,786
                                                                    --------------
                                                                            44,176

DENMARK--1.46%
Novo Nordisk A/S                                              800           41,552
TDC A/S                                                     1,100           18,040
                                                                    --------------
                                                                            59,592

FINLAND--1.24%
Nokia Oyj                                                   3,500           50,890

FRANCE--10.18%
Alcatel S.A.                                                1,500           23,235
Aventis S.A.                                                1,100           83,677
Axa                                                         2,400           53,136
France Telecom S.A.                                         1,500           39,420
Groupe Danone                                               2,000           35,080
Total S.A.                                                  1,900          182,552
                                                                    --------------
                                                                           417,100

GERMANY--7.28%
DaimlerChrysler AG                                          1,100           51,777
Deutsche Bank AG                                              700           55,377
Deutsche Telekom AG *                                       3,400           60,214
SAP AG                                                      1,400           58,534
Siemens AG                                                  1,000           72,520
                                                                    --------------
                                                                           298,422

GREECE--0.58%
Hellenic Telecommunications Organization SA                 3,700           23,939

HONG KONG--1.24%
Chartered Semiconductor Manufacturing Limited *               200            1,628
Cheung Kong (Holdings) Limited                              2,500           18,430
Hutchison Whampoa Limited                                     900           30,722
                                                                    --------------
                                                                            50,780

IRELAND--1.31%
Bank of Ireland                                             1,000           53,840

ITALY--4.61%
Eni S.p.A.                                                    500   $       50,170
Luxottica Group S.p.A.                                        700           11,830
SanPaolo IMI S.p.A.                                         1,000           24,370
Telecom Italia S.p.A.                                       3,270          102,318
                                                                    --------------
                                                                           188,688

JAPAN--22.94%
Canon Incorporated                                          1,600           85,440
Hitachi, Limited                                              700           48,713
Honda Motor Company, LTD                                    3,500           85,120
Kirin Brewery Company, Limited                              2,200           22,066
Matsushita Electric Industrial Company, Limited             3,700           53,132
Millea Holdings, Incorporated                                 500           37,390
Mitsubishi Tokyo Financial Group, Incorporated              8,500           79,645
NEC Corporation                                             3,000           21,540
Nippon Telegraph And Telephone Corporation                  5,700          152,988
SONY Corporation                                            1,600           60,880
TDK Corporation                                               200           15,310
Toyota Motor Corporation                                    3,400          277,508
                                                                    --------------
                                                                           939,732

NETHERLANDS--3.88%
ABN AMRO Holding NV                                           900           19,845
Aegon N.V.                                                    946           11,466
ING Groep N.V.                                              1,200           28,440
Koninklijke Ahold NV                                          512            4,060
Koninklijke (Royal) KPN NV                                    817            6,291
Koninklijke (Royal) Philips Electronics N.V.                  800           21,760
Royal Dutch Petroleum Company                               1,300           67,171
                                                                    --------------
                                                                           159,033

NORWAY--1.28%
Norsk Hydro ASA                                               800           52,360

PORTUGAL--1.10%
Electricidade de Portugal, S.A.                               200            5,632
Portugal Telecom, SGPS, S.A.                                3,640           39,458
                                                                    --------------
                                                                            45,090

SPAIN--3.90%
Banco Bilbao Vizcaya Argentaria, S.A.                       2,400           32,400
Banco Santander Central Hispano SA                          3,500           36,750
Endesa, S.A.                                                  800           15,144
Repsol YPF, S.A.                                            1,000           21,860
Telefonica S.A.                                             1,199           53,511
                                                                    --------------
                                                                           159,665

SWEDEN--1.04%
Telefonaktiebolaget LM Ericsson                             1,420           42,486

                                                        SHARES          VALUE
COMMON STOCK (a)

SWITZERLAND--6.90%
Adecco SA                                                     900   $       11,313
Nestle SA                                                   2,000          133,344
Novartis AG                                                 3,100          137,950
                                                                    --------------
                                                                           282,607

TAIWAN--0.86%
Singapore Telecommunications Limited                        2,700           35,270

UNITED KINGDOM--17.59%
AstraZeneca PLC                                             1,600           73,024
BG Group PLC                                                  700           22,036
BP PLC                                                      3,400          182,138
BT Group PLC                                                  800           29,280
Barclays PLC                                                1,300           45,318
Cable & Wireless PLC                                          900            6,381
Cadbury Schweppes PLC                                         400           14,032
GlaxoSmithKline PLC                                         2,899          120,193
Imperial Chemical Industries PLC                              200            3,390
International Power PLC *                                     100            2,575
Shell Transport & Trading Company PLC                       1,500           67,050
Unilever PLC                                                  500           19,885
Vodafone Group PLC                                          5,900          130,390
WPP Group PLC                                                 100            5,123
                                                                    --------------
                                                                           720,815
                                                                    --------------
                                       TOTAL COMMON STOCK--92.42%
                                                (Cost $5,106,501)        3,786,320
                                                                    --------------

                                                         FACE
                                                        AMOUNT           VALUE
U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--6.10%
Federal Home Loan Mortgage Corporation,
  1.18%, 07/06/04                                    $    250,000   $      249,959
                                                                    --------------
                                  TOTAL U S GOVERNMENT AND AGENCY
                                    SHORT-TERM OBLIGATIONS--6.10%
                                                  (Cost $249,959)          249,959
                                                                    --------------
                                        TOTAL INVESTMENTS--98.52%
                                                (Cost $5,356,460)        4,036,279
                   CASH AND OTHER ASSETS, LESS LIABILITIES--1.48%           60,600
                                                                    --------------
                                              NET ASSETS--100.00%   $    4,096,879
                                                                    ==============

NOTES TO SCHEDULE OF INVESTMENTS

 (a) This portfolio invests primarily in Depositary receipts, which include ADRs, GDRs, EuroDRs (Euro Depositary Receipts) and NYSs (New York Shares). These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2004  (Unaudited)

                                                         GROWTH          EQUITY INCOME        BALANCED        MONEY MARKET
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
ASSETS
Investments in securities, at value
 (Cost $14,090,411, $19,859,587 $12,058,632
  and $28,768,300, respectively)                     $    17,392,555    $    21,710,046    $    13,164,209   $    28,768,300
Cash and cash equivalents                                     72,765             41,892             24,199           177,541
Prepaid expenses                                                  --                174                161               190
Receivable for:
  Investments securities sold                                     --                 --                 42                --
  Dividends                                                   17,183             28,858              9,620                --
  Capital stock sold                                           9,796              1,209              8,194           553,671
  Interest                                                        --                 --             40,010                --
  Expense reimbursement                                          232              1,329              1,390             7,422
                                                     ---------------    ---------------    ---------------   ---------------
                                      TOTAL ASSETS        17,492,531         21,783,508         13,247,825        29,507,124
                                                     ---------------    ---------------    ---------------   ---------------
LIABILITIES
Investment securities purchased                                   --                 --            300,000                --
Capital stock reacquired                                         221                 --              1,421                --
Accrued:
  Investment advisory fee                                      7,799              9,754              5,777            14,070
  Service fee                                                  3,900              4,877              2,889             7,035
Other liabilities                                              8,195              8,198              8,151             8,305
                                                     ---------------    ---------------    ---------------   ---------------
                                 TOTAL LIABILITIES            20,115             22,829            318,238            29,410
                                                     ---------------    ---------------    ---------------   ---------------
                                        NET ASSETS   $    17,472,416    $    21,760,679    $    12,929,587   $    29,477,714
                                                     ===============    ===============    ===============   ===============
The components of net assets:
Capital paid-in                                      $    17,252,888    $    19,992,333    $    11,692,013   $    29,477,714
Undistributed net investment income                           69,088            146,369            110,667                --
Accumulated net realized gain (loss) on
  investments                                             (3,151,704)          (228,482)            21,330                --
Net unrealized appreciation of investments                 3,302,144          1,850,459          1,105,577                --
                                                     ---------------    ---------------    ---------------   ---------------
Net Assets                                           $    17,472,416    $    21,760,679    $    12,929,587   $    29,477,714
                                                     ===============    ===============    ===============   ===============
SHARES OUTSTANDING ($.01 par value per share)             11,789,397         13,311,669          9,047,632        29,477,714
                                                     ===============    ===============    ===============   ===============
NET ASSET VALUE PER SHARE                            $          1.48    $          1.63    $          1.43   $          1.00
                                                     ===============    ===============    ===============   ===============
Shares Authorized                                        115,000,000        120,000,000        115,000,000     1,050,000,000

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 2004  (Unaudited)

                                                         GROWTH          EQUITY INCOME        BALANCED        MONEY MARKET
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
INVESTMENT INCOME
Dividends                                            $       137,262    $       223,108    $        70,694                --
Interest                                                       5,653              7,325             89,432   $       126,810
                                                     ---------------    ---------------    ---------------   ---------------
                           TOTAL INVESTMENT INCOME           142,915            230,433            160,126           126,810
                                                     ---------------    ---------------    ---------------   ---------------
EXPENSES
Investment advisory fees                                      42,412             53,188             30,503            64,064
Service fees                                                  21,206             26,594             15,252            32,032
Professional fees                                              2,532              2,614              2,597             2,662
Custody and transaction fees                                   6,604              6,678              7,222             5,359
Directors' fees and expenses                                   1,545              1,545              1,545             1,545
Registration fees                                                 64                 32                105                --
Insurance expense                                              2,272              2,517              1,435             2,639
                                                     ---------------    ---------------    ---------------   ---------------
                                    TOTAL EXPENSES            76,635             93,168             58,659           108,301
                          LESS EXPENSES REIMBURSED            (2,808)            (9,104)            (9,200)          (36,598)
                                                     ---------------    ---------------    ---------------   ---------------
                                      NET EXPENSES            73,827             84,064             49,459            71,703
                                                     ---------------    ---------------    ---------------   ---------------
INVESTMENT INCOME--NET                                        69,088            146,369            110,667            55,107
                                                     ---------------    ---------------    ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                     (3,713)          (135,948)            21,330                --
  Change in unrealized appreciation (depreciation)
    of investments                                           354,415            517,205             (2,952)               --
                                                     ---------------    ---------------    ---------------   ---------------
NET GAIN ON INVESTMENTS                                      350,702            381,257             18,378                --
                                                     ---------------    ---------------    ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                         $       419,790    $       527,626    $       129,045   $        55,107
                                                     ===============    ===============    ===============   ===============

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2004 (Unaudited)

                                                       GOVERNMENT       SMALL-CAP/MID-       HIGH YIELD       INTERNATIONAL
                                                     BOND PORTFOLIO     CAP PORTFOLIO      BOND PORTFOLIO    STOCK PORTFOLIO
ASSETS
Investments in securities, at value
  (Cost $10,623,215, $2,573,197 $29,683,213
  and $5,356,460, respectively)                      $    10,524,809    $     2,797,672    $    28,457,011   $     4,036,279
Cash and cash equivalents                                     37,771              3,398              1,267            56,938
Prepaid expenses                                                 165                165                166               171
Receivable for:
  Investment securities sold                                      --            180,147                 --                --
  Dividends                                                       --                 83                 --            13,508
  Capital stock sold                                             110              8,015                 24                88
  Interest                                                    93,652                 --            265,547                --
  Expense reimbursement                                        5,132              5,170              2,021             1,649
                                                     ---------------    ---------------    ---------------   ---------------
                                      TOTAL ASSETS        10,661,639          2,994,650         28,726,036         4,108,633
                                                     ---------------    ---------------    ---------------   ---------------
LIABILITIES
Investment securites purchased                                    --            178,103          2,986,650                --
Capital stock reaquired                                        2,941                 --                146                 9
Accrued:
  Investment advisory fee                                      4,696              3,075             12,609             2,724
  Service fee                                                  2,348                615              5,731               908
Other liabilities                                              7,097              7,318              7,256             8,113
                                                     ---------------    ---------------    ---------------   ---------------
                                 TOTAL LIABILITIES            17,082            189,111          3,012,392            11,754
                                                     ---------------    ---------------    ---------------   ---------------
                                        NET ASSETS   $    10,644,557    $     2,805,539    $    25,713,644   $     4,096,879
                                                     ===============    ===============    ===============   ===============
The components of net assets:
Capital paid-in                                      $    10,625,902    $     4,695,778    $    27,329,431   $     5,625,905
Undistributed net investment income                          144,037                 --            738,467            29,683
Accumulated net realized loss on investments                 (26,976)        (2,114,714)        (1,128,052)         (238,528)
Net unrealized appreciation (depreciation) of
  investments                                                (98,406)           224,475         (1,226,202)       (1,320,181)
                                                     ---------------    ---------------    ---------------   ---------------
Net Assets                                           $    10,644,557    $     2,805,539    $    25,713,644   $     4,096,879
                                                     ===============    ===============    ===============   ===============
SHARES OUTSTANDING ($.01 par value per share)             10,162,598         12,043,982         28,613,081         5,967,136
                                                     ===============    ===============    ===============   ===============
NET ASSET VALUE PER SHARE                            $          1.05    $          0.23    $          0.90   $          0.69
                                                     ===============    ===============    ===============   ===============
Shares Authorized                                         30,000,000         30,000,000         40,000,000        45,000,000

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 2004  (Unaudited)

                                                       GOVERNMENT       SMALL-CAP/MID-       HIGH YIELD       INTERNATIONAL
                                                     BOND PORTFOLIO     CAP PORTFOLIO      BOND PORTFOLIO    STOCK PORTFOLIO
INVESTMENT INCOME
Dividends                                                         --    $        13,614                 --   $        49,051
Interest                                             $       161,684                122    $       833,080             2,225
                                                     ---------------    ---------------    ---------------   ---------------
                           TOTAL INVESTMENT INCOME           161,684             13,736            833,080            51,276
                                                     ---------------    ---------------    ---------------   ---------------
EXPENSES
Investment advisory fees                                      26,542             16,386             68,186            14,718
Service fees                                                  13,271              3,277             30,994             4,906
Professional fees                                              2,219              2,314              2,284             2,340
Custody and transaction fees                                   2,046             18,911              3,172             3,195
Directors' fees and expenses                                   1,545              1,545              1,545             1,545
Registration fees                                                443                135                251                49
Insurance expense                                              1,387                245              3,137               481
                                                     ---------------    ---------------    ---------------   ---------------
                                    TOTAL EXPENSES            47,453             42,813            109,569            27,234
                          LESS EXPENSES REIMBURSED           (28,879)           (28,109)           (10,352)           (5,633)
                                                     ---------------    ---------------    ---------------   ---------------
                                      NET EXPENSES            18,574             14,704             99,217            21,601
                                                     ---------------    ---------------    ---------------   ---------------
INVESTMENT INCOME (LOSS)--NET                                143,110               (968)           733,863            29,675
                                                     ---------------    ---------------    ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment                     (26,988)           (60,095)          (227,611)            2,425
  Change in unrealized appreciation (depreciation)
    of investments                                          (158,015)           (10,239)           509,050           136,090
                                                     ---------------    ---------------    ---------------   ---------------
NET GAIN (LOSS) ON INVESTMENTS                              (185,003)           (70,334)           281,439           138,515
                                                     ---------------    ---------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $       (41,893)   $       (71,302)   $     1,015,302   $       168,190
                                                     ===============    ===============    ===============   ===============

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

GROWTH PORTFOLIO

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                               ----------------    --------------
                                                                     2004               2003
                                                               ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                      $         69,088    $      128,889
   Net realized gain (loss) on investments                               (3,713)           36,983
   Change in unrealized appreciation                                    354,415         3,266,993
                                                               ----------------    --------------
   Net increase in net assets resulting from operations                 419,790         3,432,865
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                    --          (128,908)

CAPITAL SHARE TRANSACTIONS--Net                                         353,523           295,776
                                                               ----------------    --------------
TOTAL INCREASE                                                          773,313         3,599,733
NET ASSETS
   Beginning of period                                               16,699,103        13,099,370
                                                               ----------------    --------------
   End of period                                               $     17,472,416    $   16,699,103
                                                               ================    ==============
Undistributed Net Investment Income                            $         69,088                --
                                                               ================    ==============

EQUITY INCOME PORTFOLIO

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                               ----------------    --------------
                                                                     2004               2003
                                                               ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                      $        146,369    $      271,233
   Net realized loss on investments                                    (135,948)          (92,534)
   Change in unrealized appreciation                                    517,205         3,825,399
                                                               ----------------    --------------
   Net increase in net assets resulting from operations                 527,626         4,004,098
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                    --          (276,466)
   Capital gains                                                             --                --
                                                               ----------------    --------------
   Total distributions to shareholders                                       --          (276,466)

CAPITAL SHARE TRANSACTIONS--Net                                         274,670            47,556
                                                               ----------------    --------------
TOTAL INCREASE                                                          802,296         3,775,188
NET ASSETS
   Beginning of period                                               20,958,383        17,183,195
                                                               ----------------    --------------
   End of period                                               $     21,760,679    $   20,958,383
                                                               ================    ==============
Undistributed Net Investment Income                            $        146,369                --
                                                               ================    ==============

See notes to financial statements.

BALANCED PORTFOLIO

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                               ----------------    --------------
                                                                     2004               2003
                                                               ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                      $        110,667    $      220,674
   Net realized gain on investments                                      21,330            20,206
   Change in unrealized appreciation (depreciation)                      (2,952)        1,662,523
                                                               ----------------    --------------
   Net increase in net assets resulting from operations                 129,045         1,903,403
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                    --          (222,196)
   Capital gains                                                             --           (23,164)
                                                               ----------------    --------------
   Total distributions to shareholders                                       --          (245,360)

CAPITAL SHARE TRANSACTIONS--Net                                       1,223,307           626,502
                                                               ----------------    --------------
TOTAL INCREASE                                                        1,352,352         2,284,545
NET ASSETS
   Beginning of period                                               11,577,235         9,292,690
                                                               ----------------    --------------
   End of period                                               $     12,929,587    $   11,577,235
                                                               ================    ==============
Undistributed Net Investment Income                            $        110,667                --
                                                               ================    ==============

MONEY MARKET PORTFOLIO

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                               ----------------    --------------
                                                                     2004               2003
                                                               ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                      $         55,107    $      105,006
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                               (55,107)         (105,006)

CAPITAL SHARE TRANSACTIONS--Net                                      11,080,889          (258,544)
                                                               ----------------    --------------
TOTAL INCREASE (DECREASE)                                            11,080,889          (258,544)
NET ASSETS
   Beginning of period                                               18,396,825        18,655,369
                                                               ----------------    --------------
   End of period                                               $     29,477,714    $   18,396,825
                                                               ================    ==============

See notes to financial statements.

GOVERNMENT BOND PORTFOLIO

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                               ----------------    --------------
                                                                     2004               2003
                                                               ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                      $        143,110    $      306,939
   Net realized gain (loss) on investment                               (26,988)          311,483
   Change in unrealized depreciation                                   (158,015)         (417,507)
                                                               ----------------    --------------
   Net increase (decrease) in net assets resulting from
     operations                                                         (41,893)          200,915
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                    --          (306,636)
   Capital gains                                                             --          (311,471)
                                                               ----------------    --------------
   Total distributions to shareholders                                       --          (618,107)

CAPITAL SHARE TRANSACTIONS--Net                                        (547,509)        3,294,204
                                                               ----------------    --------------
TOTAL INCREASE (DECREASE)                                              (589,402)        2,877,012
NET ASSETS
   Beginning of period                                               11,233,959         8,356,947
                                                               ----------------    --------------
   End of period                                               $     10,644,557    $   11,233,959
                                                               ================    ==============
Undistributed Net Investment Income                            $        144,037    $          927
                                                               ================    ==============

SMALL-CAP/MID-CAP PORTFOLIO

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                               ----------------    --------------
                                                                     2004               2003
                                                               ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                        $           (968)   $      (13,230)
   Net realized loss on investment                                      (60,095)       (1,174,493)
   Change in unrealized appreciation (depreciation)                     (10,239)        1,917,598
                                                               ----------------    --------------
   Net increase (decrease) in net assets resulting from
     operations                                                         (71,302)          729,875

CAPITAL SHARE TRANSACTIONS--Net                                         539,764           863,499
                                                               ----------------    --------------
TOTAL INCREASE                                                          468,462         1,593,374
NET ASSETS
   Beginning of period                                                2,337,077           743,703
                                                               ----------------    --------------
   End of period                                               $      2,805,539    $    2,337,077
                                                               ================    ==============

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                               ----------------    --------------
                                                                     2004               2003
                                                               ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                      $        733,863    $    1,374,574
   Net realized loss on investment                                     (227,611)           (3,708)
   Change in unrealized appreciation                                    509,050         2,488,943
                                                               ----------------    --------------
   Net increase in net assets resulting from operations               1,015,302         3,859,809
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                    --        (1,374,578)
   Capital gains                                                             --           (11,514)
                                                               ----------------    --------------
   Total distributions to shareholders                                       --        (1,386,092)
CAPITAL SHARE TRANSACTIONS--Net                                         425,468         1,773,072
                                                               ----------------    --------------
TOTAL INCREASE                                                        1,440,770         4,246,789
NET ASSETS
   Beginning of period                                               24,272,874        20,026,085
                                                               ----------------    --------------
   End of period                                               $     25,713,644    $   24,272,874
                                                               ================    ==============
Undistributed Net Investment Income                            $        738,467    $        4,604
                                                               ================    ==============

INTERNATIONAL STOCK PORTFOLIO

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                   JUNE 30,         DECEMBER 31,
                                                               ----------------    --------------
                                                                     2004               2003
                                                               ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                      $         29,675    $       30,249
   Net realized gain on investment                                        2,425               858
   Change in unrealized appreciation                                    136,090           881,121
                                                               ----------------    --------------
   Net increase in net assets resulting from operations                 168,190           912,228
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                    --           (30,454)
CAPITAL SHARE TRANSACTIONS--Net                                         185,371           180,276
                                                               ----------------    --------------
TOTAL INCREASE                                                          353,561         1,062,050
NET ASSETS
   Beginning of period                                                3,743,318         2,681,268
                                                               ----------------    --------------
   End of period                                               $      4,096,879    $    3,743,318
                                                               ================    ==============
Undistributed Net Investment Income                            $         29,683                --
                                                               ================    ==============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

GROWTH PORTFOLIO

                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED
                                                 JUNE 30,                           YEAR ENDED DECEMBER 31,
                                               ------------    ------------------------------------------------------------------
                                                   2004           2003          2002          2001          2000          1999
                                               ------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period           $       1.45    $     1.15    $     1.60    $     1.93    $     2.06    $     1.81
Investment income--net                                 0.01          0.01          0.01          0.02          0.03          0.02
Net realized and unrealized gain (loss) on
 investments during the period                         0.02          0.30         (0.45)        (0.33)        (0.09)         0.25
                                               ------------    ----------    ----------    ----------    ----------    ----------
             Total from investment operations          0.03          0.31         (0.44)        (0.31)        (0.06)         0.27
Less distributions from
  Investment income--net                                 --         (0.01)        (0.01)        (0.02)        (0.03)        (0.02)
  Capital gains                                          --            --            --            --         (0.04)           --
                                               ------------    ----------    ----------    ----------    ----------    ----------
                          Total distributions          0.00         (0.01)        (0.01)        (0.02)        (0.07)        (0.02)
                                               ------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                 $       1.48    $     1.45    $     1.15    $     1.60    $     1.93    $     2.06
                                               ============    ==========    ==========    ==========    ==========    ==========
Total return                                           2.07%**      27.07%       (27.61)%      (16.12)%       (2.82)%       14.99%
                                               ============    ==========    ==========    ==========    ==========    ==========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)      $     17,472    $   16,699    $   13,099    $   17,856    $   20,550    $   20,277
Ratio of expenses with reimbursement to
 average net assets (1)                                0.87%*        0.87%         0.87%         0.87%         0.87%         0.87%
Ratio of expenses without reimbursement to
 average net assets                                    0.90%*        0.93%         0.94%         0.97%         0.92%         0.94%
Ratio of net investment income to average net
 assets                                                0.81%*        0.90%         0.62%         1.11%         1.42%         1.06%
Portfolio turnover rate                                0.98%        30.15%       108.13%        33.57%        17.36%        20.96%

EQUITY INCOME PORTFOLIO

                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED
                                                 JUNE 30,                           YEAR ENDED DECEMBER 31,
                                               ------------    ------------------------------------------------------------------
                                                   2004           2003          2002          2001          2000          1999
                                               ------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period           $       1.60    $     1.30    $     1.61    $     1.90    $     1.84    $     1.75
Investment income--net                                 0.01          0.02          0.02          0.03          0.04          0.03
Net realized and unrealized gain (loss) on
 investments during the period                         0.02          0.30         (0.25)        (0.25)         0.18          0.26
                                               ------------    ----------    ----------    ----------    ----------    ----------
             Total from investment operations          0.03          0.32         (0.23)        (0.22)         0.22          0.29
Less distributions from

  Investment income--net                                 --         (0.02)        (0.02)        (0.03)        (0.04)        (0.03)
  Capital gains                                          --            --         (0.06)        (0.04)        (0.12)        (0.17)
                                               ------------    ----------    ----------    ----------    ----------    ----------
                          Total distributions          0.00         (0.02)        (0.08)        (0.07)        (0.16)        (0.20)
                                               ------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                 $       1.63    $     1.60    $     1.30    $     1.61    $     1.90    $     1.84
                                               ============    ==========    ==========    ==========    ==========    ==========
Total return                                           1.88%**      24.73%       (14.14)%      (11.79)%       12.00%        17.09%
                                               ============    ==========    ==========    ==========    ==========    ==========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA

Net Assets, end of period (000's omitted)      $     21,761    $   20,958    $   17,183    $   21,153    $   22,668    $   19,874
Ratio of expenses with reimbursement to
 average net assets (1)                                0.79%*        0.79%         0.85%         0.90%         0.92%         0.93%
Ratio of expenses without reimbursement to
 average net assets                                    0.88%*        0.89%         0.91%         0.90%         0.92%         0.94%
Ratio of net investment income to average net
 assets                                                1.38%*        1.49%         1.41%         1.69%         1.94%         1.49%
Portfolio turnover rate                                1.37%        24.22%        32.23%        33.28%        22.67%        16.42%

*    Ratios annualized
**   Returns are not annualized
(1) Effective June 1, 2002, SM&R voluntarily agreed to waive or reduce expenses to 0.87% on the Growth Portfolio and 0.79% on the Equity Income Portfolio.

See notes to financial statements.

BALANCED PORTFOLIO

                                                (UNAUDITED)
                                                SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                          YEAR ENDED DECEMBER 31,
                                               ------------    ------------------------------------------------------------------
                                                   2004           2003          2002          2001          2000          1999
                                               ------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period           $       1.41    $     1.20    $     1.34    $     1.45    $     1.52    $     1.54
Investment income--net                                 0.01          0.03          0.04          0.04          0.06          0.04
Net realized and unrealized gain (loss) on
 investments during the period                         0.01          0.21         (0.13)        (0.11)         0.01          0.08
                                               ------------    ----------    ----------    ----------    ----------    ----------
             Total from investment operations          0.02          0.24         (0.09)        (0.07)         0.07          0.12
Less distributions from
  Investment income--net                                 --         (0.03)        (0.04)        (0.04)        (0.06)        (0.04)
  Capital gains                                          --            --         (0.01)           --         (0.08)        (0.10)
                                               ------------    ----------    ----------    ----------    ----------    ----------
                          Total distributions          0.00         (0.03)        (0.05)        (0.04)        (0.14)        (0.14)
                                               ------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                 $       1.43    $     1.41    $     1.20    $     1.34    $     1.45    $     1.52
                                               ============    ==========    ==========    ==========    ==========    ==========
Total return                                           1.42%**      20.05%        (6.64)%       (4.55)%        4.13%         8.00%
                                               ============    ==========    ==========    ==========    ==========    ==========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)      $     12,930    $   11,577    $    9,293    $   10,157    $    9,807    $    9,563
Ratio of expenses with reimbursement to
 average net assets (1)                                0.81%*        0.81%         0.85%         0.90%         0.90%         0.90%
Ratio of expenses without reimbursement to
 average net assets                                    0.96%*        0.99%         1.08%         1.07%         1.08%         1.14%
Ratio of net investment income to average net
 assets                                                1.81%*        2.18%         2.64%         2.89%         3.51%         2.89%
Portfolio turnover rate                                6.44%        17.07%        42.29%        16.49%        13.41%        31.53%

MONEY MARKET PORTFOLIO

                                                (UNAUDITED)
                                                SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                          YEAR ENDED DECEMBER 31,
                                               ------------    ------------------------------------------------------------------
                                                   2004           2003          2002          2001          2000          1999
                                               ------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period           $       1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
Investment income--net                                   --          0.01          0.01          0.03          0.05          0.04
                                               ------------    ----------    ----------    ----------    ----------    ----------
             Total from investment operations          0.00          0.01          0.01          0.03          0.05          0.04
Less distributions from
  Investment income--net                                 --         (0.01)        (0.01)        (0.03)        (0.05)        (0.04)
                                               ------------    ----------    ----------    ----------    ----------    ----------
                          Total distributions          0.00         (0.01)        (0.01)        (0.03)        (0.05)        (0.04)
                                               ------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                 $       1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                               ============    ==========    ==========    ==========    ==========    ==========
Total return                                           0.21%**       0.54%         0.97%         3.07%         5.51%         4.26%
                                               ============    ==========    ==========    ==========    ==========    ==========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)      $     29,478    $   18,397    $   18,655    $   13,589    $    6,824    $    6,677
Ratio of expenses with reimbursement to
 average net assets (1)                                0.56%*        0.56%         0.68%         0.87%         0.87%         0.87%
Ratio of expenses without reimbursement to
 average net assets                                    0.85%*        0.88%         0.92%         1.03%         1.18%         1.28%
Ratio of net investment income to average net
 assets                                                0.43%*        0.54%         0.97%         2.82%         5.37%         4.20%

*    Ratios annualized
**   Returns are not annualized
(1) Effective June 1, 2002, SM&R voluntarily agreed to waive or reduce expenses to 0.81% on the Balanced Portfolio and 0.56% on the Money Market Portfolio.

See notes to financial statements.

GOVERNMENT BOND PORTFOLIO

                                                (UNAUDITED)                                                 PERIOD FROM
                                                 SIX MONTHS                                                MAY 1, 2000(1)
                                                   ENDED                                                         TO
                                                  JUNE 30,              YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                               ------------      --------------------------------------    --------------
                                                   2004             2003          2002          2001            2000
                                               ------------      ----------    ----------    ----------    --------------
Net Asset Value, Beginning of Period           $       1.05      $     1.09    $     1.05    $     1.04    $         1.00
Investment income--net                                 0.01            0.03          0.04          0.07              0.04
Net realized and unrealized gain (loss) on
 investments during the period                        (0.01)          (0.01)         0.04          0.01              0.04
                                               ------------      ----------    ----------    ----------    --------------
             Total from investment operations          0.00            0.02          0.08          0.08              0.08
Less distributions from
  Investment income--net                                 --           (0.03)        (0.04)        (0.07)            (0.04)
  Capital gains                                          --           (0.03)           --            --                --
                                               ------------      ----------    ----------    ----------    --------------
                          Total distributions          0.00           (0.06)        (0.04)        (0.07)            (0.04)
                                               ------------      ----------    ----------    ----------    --------------
Net Asset Value, End of Period                 $       1.05      $     1.05    $     1.09    $     1.05    $         1.04
                                               ============      ==========    ==========    ==========    ==============
Total return                                           0.00%**         1.97%         8.22%         7.33%             8.29%**
                                               ============      ==========    ==========    ==========    ==============
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)      $     10,645      $   11,234    $    8,357    $    6,161    $        5,447
Ratio of expenses with reimbursement to
 average net assets (2)                                0.35%*          0.35%         0.35%         0.64%             0.80%*
Ratio of expenses without reimbursement to
 average net assets                                    0.89%*          0.93%         0.95%         1.04%             0.96%*
Ratio of net investment income to average net
 assets                                                2.70%*          3.02%         4.59%         6.26%             6.21%*
Portfolio turnover rate                               50.18%          87.12%        72.41%        22.68%             7.82%

SMALL-CAP/MID-CAP PORTFOLIO

                                                (UNAUDITED)                                                 PERIOD FROM
                                                 SIX MONTHS                                                MAY 1, 2000(1)
                                                   ENDED                                                         TO
                                                  JUNE 30,              YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                               ------------      --------------------------------------    --------------
                                                  2004              2003          2002          2001            2000
                                               ------------      ----------    ----------    ----------    --------------
Net Asset Value, Beginning of Period           $       0.24      $     0.13    $     0.30    $     0.66    $         1.00
Investment loss--net                                     --              --            --            --             (0.01)
Net realized and unrealized gain (loss) on
 investments during the period                        (0.01)           0.11         (0.17)        (0.36)            (0.33)
                                               ------------      ----------    ----------    ----------    --------------
             Total from investment operations         (0.01)           0.11         (0.17)        (0.36)            (0.34)
                                               ------------      ----------    ----------    ----------    --------------
Net Asset Value, End of Period                 $       0.23      $     0.24    $     0.13    $     0.30    $         0.66
                                               ============      ==========    ==========    ==========    ==============
Total return                                          (4.17)%**       84.62%       (56.67)%      (54.55)%          (34.00)%**
                                               ============      ==========    ==========    ==========    ==============
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)      $      2,806      $    2,337    $      744    $    1,051    $        1,833
Ratio of expenses with reimbursement to
 average net assets (2)                                1.12%*          1.12%         1.30%         1.50%             1.50%*
Ratio of expenses without reimbursement to
 average net assets                                    3.26%*          3.05%         3.10%         2.82%             2.00%*
Ratio of net investment loss to average net
 assets                                               (0.07)%*        (0.94)%       (0.83)%       (0.56)%           (1.19)%*
Portfolio turnover rate                              216.93%         222.29%         6.69%        16.23%             2.67%

*    Ratios annualized
**   Returns are not annualized
(1)  Commencement of operations.
(2) Effective June 1, 2002, SM&R voluntarily agreed to waive or reduce expenses to 0.35% on the Government Bond Portfolio and 1.12% on the Small-Cap/Mid-Cap Portfolio.

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO

                                               (UNAUDITED)                                                  PERIOD FROM
                                                SIX MONTHS                                                 MAY 1, 2000(1)
                                                  ENDED                                                          TO
                                                 JUNE 30,               YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                               ------------      --------------------------------------    --------------
                                                  2004              2003          2002          2001            2000
                                               ------------      ----------    ----------    ----------    --------------
Net Asset Value, Beginning of Period           $       0.86      $     0.77    $     0.86    $     0.95    $         1.00
Investment income--net                                 0.03            0.05          0.07          0.09              0.06
Net realized and unrealized gain (loss) on
 investments during the period                         0.01            0.09         (0.09)        (0.09)            (0.05)
                                               ------------      ----------    ----------    ----------    --------------
             Total from investment operations          0.04            0.14         (0.02)         0.00              0.01
Less distributions from
  Investment income--net                                 --           (0.05)        (0.07)        (0.09)            (0.06)
                                               ------------      ----------    ----------    ----------    --------------
                          Total distributions          0.00           (0.05)        (0.07)        (0.09)            (0.06)
                                               ============      ==========    ==========    ==========    ==============
Net Asset Value, End of Period                 $       0.90      $     0.86    $     0.77    $     0.86    $         0.95
                                               ============      ==========    ==========    ==========    ==============
Total return                                           4.65%**        18.48%        (2.80)%        0.51%             1.00%**
                                               ============      ==========    ==========    ==========    ==============
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)      $     25,714      $   24,273    $   20,026    $   20,589    $       20,241
Ratio of expenses with reimbursement to
 average net assets (2)                                0.80%*          0.80%         0.80%         0.80%             0.80%*
Ratio of expenses without reimbursement to
 average net assets                                    0.88%*          0.90%         0.90%         0.93%             0.88%*
Ratio of net investment income to average net
 assets                                                5.92%*          6.13%         7.92%         9.71%             8.87%*
Portfolio turnover rate                               13.80%          21.67%         6.28%        12.18%               --

INTERNATIONAL STOCK PORTFOLIO

                                               (UNAUDITED)                                                  PERIOD FROM
                                                SIX MONTHS                                                 MAY 1, 2000(1)
                                                  ENDED                                                          TO
                                                 JUNE 30,               YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                               ------------      --------------------------------------    --------------
                                                  2004              2003          2002          2001            2000
                                               ------------      ----------    ----------    ----------    --------------
Net Asset Value, Beginning of Period           $       0.66      $     0.49    $     0.61    $     0.80    $         1.00
Investment income--net                                   --            0.01            --            --                --
Net realized and unrealized gain (loss) on
 investments during the period                         0.03            0.17         (0.12)        (0.19)            (0.20)
                                               ------------      ----------    ----------    ----------    --------------
             Total from investment operations          0.03            0.18         (0.12)        (0.19)            (0.20)
Less distributions from
  Investment income--net                                 --           (0.01)           --            --                --
                                               ------------      ----------    ----------    ----------    --------------
                          Total distributions          0.00           (0.01)         0.00          0.00              0.00
                                               ------------      ----------    ----------    ----------    --------------
Net Asset Value, End of Period                 $       0.69      $     0.66    $     0.49    $     0.61    $         0.80
                                               ============      ==========    ==========    ==========    ==============
Total return                                           4.55%**        35.81%       (19.06)%      (23.11)%          (19.52)%**
                                               ============      ==========    ==========    ==========    ==============
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)      $      4,097      $    3,743    $    2,681    $    3,130    $        4,024
Ratio of expenses with reimbursement to
 average net assets (2)                                1.10%*          1.10%         1.10%         1.10%             1.10%*
Ratio of expenses without reimbursement to
 average net assets                                    1.39%*          1.52%         1.54%         1.54%             1.37%*
Ratio of net investment income to average net
 assets                                                1.51%*          1.01%         0.69%         0.57%             0.84%*
Portfolio turnover rate                                0.22%             --            --         18.74%             6.18%

*    Ratios annualized
**   Returns are not annualized
(1)  Commencement of operations.
(2) Effective June 1, 2002, SM&R voluntarily agreed to waive or reduce expenses to 0.80% on the High Yield Bond Portfolio and 1.10% on the International Stock Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 2004  (Unaudited)

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and the International Stock Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

RECLASSIFICATION OF CAPITAL ACCOUNTS:
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the six months ended June 30, 2004, the following portfolio decreased paid-in-capital due to the Fund experiencing a net investment loss during the period: Small Cap/Mid Cap Portfolio, $968. Accumulated net realized gain on investments and net assets were not affected by this change.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

                        TAX YEAR ENDING                                         EXPIRATION
                        DECEMBER 31, 2003                  LOSS CARRYFORWARDS      DATES
                        -----------------                  ------------------   ----------
                        Growth Portfolio                       $   514,093         2009
                                                               $ 2,289,774         2010
                                                               $   344,124         2011
                        Equity Income Portfolio                $    82,352         2011
                        Small-Cap/Mid-Cap Portfolio            $    27,833         2008
                                                               $   273,016         2010
                                                               $ 1,734,953         2011
                        High Yield Bond Portfolio              $   900,441         2011
                        International Stock Portfolio          $   181,727         2009
                                                               $    35,288         2010
                                                               $    23,938         2011

As of December 31, 2003, there were no post-October capital loss deferrals.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:
Operating expenses directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolios' net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                            INVESTMENT    SERVICE
                                                           ADVISORY FEE     FEE
                        Growth                                 0.50%       0.25%
                        Equity Income                          0.50%       0.25%
                        Balanced                               0.50%       0.25%
                        Money Market                           0.50%       0.25%
                        Government Bond                        0.50%       0.25%
                        Small-Cap/Mid-Cap                      1.25%       0.25%
                        High Yield Bond                        0.55%       0.25%
                        International Stock                    0.75%       0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including independent director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

Effective June 1, 2002, and until April 30, 2005, SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each portfolio's average daily net assets:

                        Growth                              0.87%
                        Equity Income                       0.79%
                        Balanced                            0.81%
                        Money Market                        0.56%
                        Government Bond                     0.35%
                        Small-Cap/Mid-Cap                   1.12%
                        High Yield Bond                     0.80%
                        International Stock                 1.10%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.

As of June 30, 2004, SM&R and American National had the following ownership in the Portfolios:

                                                              AMERICAN NATIONAL                AMERICAN NATIONAL
                                   SM&R                      CORPORATE ACCOUNTS                SEPARATE ACCOUNTS
                       -----------------------------    -----------------------------    ----------------------------
                                   PERCENT OF SHARES                PERCENT OF SHARES               PERCENT OF SHARES
                         SHARES       OUTSTANDING         SHARES       OUTSTANDING        SHARES       OUTSTANDING
Growth                    291,642          2.48%         2,864,012          24.29%       8,633,743          73.23%
Equity Income             399,113          3.00%         3,539,789          26.59%       9,372,767          70.41%
Balanced                  828,496          9.16%         3,378,928          37.35%       4,840,208          53.49%
Money Market           19,622,898         66.57%         2,720,375           9.23%       7,134,441          24.20%
Government Bond         1,483,067         14.59%         6,107,450          60.10%       2,572,081          25.31%
Small-Cap/Mid-Cap       3,548,475         29.46%         2,000,000          16.61%       6,495,507          53.93%
High Yield Bond           437,481          1.54%        27,187,254          95.01%         988,346           3.45%
International Stock     1,870,907         31.35%         3,606,860          60.45%         489,369           8.20%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                                            PURCHASES         SALES
                        Growth                             $   155,950    $   514,855
                        Equity Income                      $   274,233    $   800,182
                        Balanced                           $ 1,826,592    $   690,525
                        Government Bond                    $ 5,232,540    $ 4,871,590
                        Small-Cap/Mid-Cap                  $ 6,171,852    $ 5,629,488
                        High Yield Bond                    $ 2,950,000    $ 2,729,570
                        International Stock                $   312,872    $     7,753

Gross unrealized appreciation and depreciation as of June 30, 2004, is as follows:

                                                           APPRECIATION   DEPRECIATION
                        Growth                             $ 3,630,350    $   328,206
                        Equity Income                      $ 3,049,254    $ 1,198,795
                        Balanced                           $ 1,438,533    $   332,956
                        Government Bond                    $    63,767    $   162,173
                        Small-Cap/Mid-Cap                  $   252,185    $    27,710
                        High Yield Bond                    $ 1,066,145    $ 2,292,347
                        International Stock                $   313,251    $ 1.633,432


NOTE 4--CAPITAL STOCK
GROWTH PORTFOLIO

                                                       (UNAUDITED)
                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                       JUNE 30, 2004                   DECEMBER 31, 2003
                                              ------------------------------    ------------------------------
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                              -------------    -------------    -------------    -------------
Sale of capital shares                              574,675    $     840,667          826,257    $   1,044,190
Investment income dividends reinvested                   --               --           89,520          128,908
                                              -------------    -------------    -------------    -------------
Subtotals                                           574,675          840,667          915,777        1,173,098
Redemptions of capital shares                      (333,192)        (487,144)        (713,441)        (877,322)
                                              -------------    -------------    -------------    -------------
Net increase in capital shares outstanding          241,483    $     353,523          202,336    $     295,776
                                                               =============                     =============
Shares outstanding at beginning of period        11,547,914                        11,345,578
                                              -------------                     -------------
Shares outstanding at end of period              11,789,397                        11,547,914
                                              =============                     =============

EQUITY INCOME PORTFOLIO

                                                       (UNAUDITED)
                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                       JUNE 30, 2004                   DECEMBER 31, 2003
                                              ------------------------------    ------------------------------
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                              -------------    -------------    -------------    -------------
Sale of capital shares                              566,762    $     913,838          934,511    $   1,336,139
Investment income dividends reinvested                   --               --          173,907          276,466
                                              -------------    -------------    -------------    -------------
Subtotals                                           566,762          913,838        1,108,418        1,612,605
Redemptions of capital shares                      (394,659)        (639,168)      (1,153,357)      (1,565,049)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in capital shares
  outstanding                                       172,103    $     274,670          (44,939)   $      47,556
                                                               =============                     =============
Shares outstanding at beginning of period        13,139,566                        13,184,505
                                              -------------                     -------------
Shares outstanding at end of period              13,311,669                        13,139,566
                                              =============                     =============

BALANCED PORTFOLIO

                                                       (UNAUDITED)
                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                       JUNE 30, 2004                   DECEMBER 31, 2003
                                              ------------------------------    ------------------------------
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                              -------------    -------------    -------------    -------------
Sale of capital shares                            1,115,776    $   1,590,141        1,305,791    $   1,699,824
Investment income dividends reinvested                   --               --          157,632          222,195
Distributions from net realized gains
  reinvested                                             --               --           16,428           23,164
                                              -------------    -------------    -------------    -------------
Subtotals                                         1,115,776        1,590,141        1,479,851        1,945,183
Redemptions of capital shares                      (257,658)        (366,834)      (1,047,121)      (1,318,681)
                                              -------------    -------------    -------------    -------------
Net increase in capital shares outstanding          858,118    $   1,223,307          432,730    $     626,502
                                                               =============                     =============
Shares outstanding at beginning of period         8,189,514                         7,756,784
                                              -------------                     -------------
Shares outstanding at end of period               9,047,632                         8,189,514
                                              =============                     =============

MONEY MARKET PORTFOLIO

                                                       (UNAUDITED)
                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                       JUNE 30, 2004                   DECEMBER 31, 2003
                                              ------------------------------    ------------------------------
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                              -------------    -------------    -------------    -------------
Sale of capital shares                           22,784,440    $  22,784,440       33,478,381    $  33,478,381
Investment income dividends reinvested               55,107           55,107          105,010          105,010
                                              -------------    -------------    -------------    -------------
Subtotals                                        22,839,547       22,839,547       33,583,391       33,583,391
Redemptions of capital shares                   (11,758,658)     (11,758,658)     (33,841,935)     (33,841,935)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in capital shares
  outstanding                                    11,080,889    $  11,080,889         (258,544)   $    (258,544)
                                                               =============                     =============
Shares outstanding at beginning of period        18,396,825                        18,655,369
                                              -------------                     -------------
Shares outstanding at end of period              29,477,714                        18,396,825
                                              =============                     =============

GOVERNMENT BOND PORTFOLIO

                                                       (UNAUDITED)
                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                       JUNE 30, 2004                   DECEMBER 31, 2003
                                              ------------------------------    ------------------------------
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                              -------------    -------------    -------------    -------------
Sale of capital shares                            1,172,239    $   1,235,015        4,245,530    $   4,686,588
Investment income dividends reinvested                   --               --          292,008          306,636
Distributions from net realized gains
  reinvested                                             --               --          296,639          311,471
                                              -------------    -------------    -------------    -------------
Subtotals                                         1,172,239        1,235,015        4,834,177        5,304,695
Redemptions of capital shares                    (1,668,282)      (1,782,524)      (1,820,990)      (2,010,491)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in capital shares
  outstanding                                      (496,043)   $    (547,509)       3,013,187    $   3,294,204
                                                               =============                     =============
Shares outstanding at beginning of period        10,658,641                         7,645,454
                                              -------------                     -------------
Shares outstanding at end of period              10,162,598                        10,658,641
                                              =============                     =============

SMALL-CAP/MID-CAP PORTFOLIO

                                                           (UNAUDITED)
                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                          JUNE 30, 2004              DECEMBER 31, 2003
                                                   --------------------------    --------------------------
                                                      SHARES        AMOUNT          SHARES        AMOUNT
                                                   -----------    -----------    -----------    -----------
Sale of capital shares                               3,643,224    $   851,707      5,676,365    $ 1,159,737
Redemptions of capital shares                       (1,375,090)      (311,943)    (1,491,801)      (296,238)
                                                   -----------    -----------    -----------    -----------
Net increase in capital shares outstanding           2,268,134    $   539,764      4,184,564    $   863,499
                                                                  ===========                   ===========
Shares outstanding at beginning of period            9,775,848                     5,591,284
                                                   -----------                   -----------
Shares outstanding at end of period                 12,043,982                     9,775,848
                                                   ===========                   ===========

HIGH YIELD BOND PORTFOLIO

                                                           (UNAUDITED)
                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                          JUNE 30, 2004              DECEMBER 31, 2003
                                                   --------------------------    --------------------------
                                                      SHARES        AMOUNT          SHARES        AMOUNT
                                                   -----------    -----------    -----------    -----------
Sale of capital shares                                 605,439    $   531,343        840,918    $   705,165
Investment income dividends reinvested                      --             --      1,598,225      1,374,578
Distributions from net realized gains reinvested            --             --         13,084         11,514
                                                   -----------    -----------    -----------    -----------
Subtotals                                              605,439        531,343      2,452,227      2,091,257
Redemptions of capital shares                         (120,141)      (105,875)      (374,934)      (318,185)
                                                   -----------    -----------    -----------    -----------
Net increase in capital shares outstanding             485,298    $   425,468      2,077,293    $ 1,773,072
                                                                  ===========                   ===========
Shares outstanding at beginning of period           28,127,783                    26,050,490
                                                   -----------                   -----------
Shares outstanding at end of period                 28,613,081                    28,127,783
                                                   ===========                   ===========

INTERNATIONAL STOCK PORTFOLIO

                                                           (UNAUDITED)
                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                          JUNE 30, 2004              DECEMBER 31, 2003
                                                   --------------------------    --------------------------
                                                      SHARES        AMOUNT          SHARES        AMOUNT
                                                   -----------    -----------    -----------    -----------
Sale of capital shares                               1,036,550    $   702,729      4,845,966    $ 2,655,875
Investment income dividends reinvested                      --             --         46,878         30,446
                                                   -----------    -----------    -----------    -----------
Subtotals                                            1,036,550       (702,729)     4,892,844      2,686,321
Redemptions of capital shares                         (761,288)      (517,358)    (4,625,022)    (2,506,045)
                                                   -----------    -----------    -----------    -----------
Net increase in capital shares outstanding             275,262    $   185,371        267,822    $   180,276
                                                                  ===========                   ===========
Shares outstanding at beginning of period            5,691,874                     5,424,052
                                                   -----------                   -----------
Shares outstanding at end of period                  5,967,136                     5,691,874
                                                   ===========                   ===========

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969